Equity-Accounted Investees - Movement in the investments in equity-accounted investees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in the investments in equity-accounted investees
Balance at 1 January	€ 1,955,177	€ 1,999,776	€ 1,869,020
Acquisitions	20,342	4,534	31,314
Transfers	(1,433,867)	(129,459)	(50,794)
Share of profit / (losses)	62,818	101,996	65,743
Share of other comprehensive income / translation differences	(62,191)	(30,771)	95,941
Collected dividends	(6,891)	(10,717)	(11,448)
Uncollected dividends	(418)
Others		19,818
Balance at 31 December	534,970	1,955,177	1,999,776
Total equity accounted investees with similar activity to that of the Group
Movement in the investments in equity-accounted investees
Balance at 1 January	1,951,590	1,994,707	1,847,360
Acquisitions	20,342	4,534	30,454
Transfers	(1,433,867)	(129,459)
Share of profit / (losses)	63,740	103,478	32,555
Share of other comprehensive income / translation differences	(62,367)	(30,771)	95,786
Collected dividends	(6,891)	(10,717)	(11,448)
Uncollected dividends	(418)
Others		19,818
Balance at 31 December	532,129	1,951,590	1,994,707
Access Biologicals, LLC.
Movement in the investments in equity-accounted investees
Balance at 1 January		53,264	46,782
Transfers		(129,459)
Share of profit / (losses)		76,895	8,298
Share of other comprehensive income / translation differences		3,028	3,929
Collected dividends		(3,728)	(5,745)
Balance at 31 December			53,264
Plasmavita Healthcare
Movement in the investments in equity-accounted investees
Balance at 1 January		31,847
Acquisitions			30,454
Share of profit / (losses)			(578)
Share of other comprehensive income / translation differences			1,971
Balance at 31 December			31,847
Shanghai RAAS Blood Products Co., Ltd.
Movement in the investments in equity-accounted investees
Balance at 1 January	1,910,428	1,909,596	1,800,578
Transfers	(1,433,867)
Share of profit / (losses)	61,979	26,680	24,835
Share of other comprehensive income / translation differences	(57,048)	(18,859)	89,886
Collected dividends	(6,891)	(6,989)	(5,703)
Balance at 31 December	474,601	1,910,428	1,909,596
Grifols Egypt Plasma Derivatives
Movement in the investments in equity-accounted investees
Balance at 1 January	36,111	31,847
Acquisitions	20,342
Share of profit / (losses)	(1,025)	865
Share of other comprehensive income / translation differences	(9,165)	(16,419)
Others		19,818
Balance at 31 December	46,263	36,111	31,847
BioDarour P.J.S. Co.
Movement in the investments in equity-accounted investees
Balance at 1 January	5,051
Acquisitions		4,534
Share of profit / (losses)	2,786	(962)
Share of other comprehensive income / translation differences	3,846	1,479
Uncollected dividends	(418)
Balance at 31 December	11,265	5,051
Total of the rest of equity accounted investees
Movement in the investments in equity-accounted investees
Balance at 1 January	3,587	5,069	21,660
Acquisitions			860
Transfers			(50,794)
Share of profit / (losses)	(922)	(1,482)	33,188
Share of other comprehensive income / translation differences	176		155
Balance at 31 December	2,841	3,587	5,069
Albajuna Therapeutics, S.L
Movement in the investments in equity-accounted investees
Balance at 1 January	622	1,910	3,378
Share of profit / (losses)	(798)	(1,288)	(1,463)
Share of other comprehensive income / translation differences	176		(5)
Balance at 31 December		622	1,910
GigaGen Inc..
Movement in the investments in equity-accounted investees
Balance at 1 January			15,677
Transfers			(50,794)
Share of profit / (losses)			34,957
Share of other comprehensive income / translation differences			160
Mecwins, S.A
Movement in the investments in equity-accounted investees
Balance at 1 January	2,965	3,159	2,605
Acquisitions			860
Share of profit / (losses)	(124)	(194)	(306)
Balance at 31 December	€ 2,841	€ 2,965	€ 3,159